UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2020

Date of reporting period:   November 30, 2019

Item 1. Schedule of Investments.

Snow Capital Small Cap Value Fund
Schedule of Investments
November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.36%
Air Freight & Logistics - 0.53%
Atlas Air Worldwide Holdings, Inc. (a)	5,279	$137,729
Airlines - 2.64%
JetBlue Airways Corp. (a)	35,830	690,445
Auto Components - 3.59%
Cooper Tire & Rubber Co.	5,000	144,100
Modine Manufacturing Co. (a)	107,205	795,461
		939,561
Banks - 22.00%
BankUnited, Inc.	33,651	1,179,804
First Commonwealth Financial Corp.	74,655	1,060,848
First Horizon National Corp.	7,320	117,706
FNB Corp.	90,051	1,118,433
Great Western Bancorp, Inc.	25,985	893,104
OFG Bancorp (b)	6,549	140,476
The Bancorp, Inc. (a)	14,915	165,407
Umpqua Holdings Corp.	66,071	1,081,582
		5,757,360
Building Products - 0.90%
Apogee Enterprises, Inc.	6,159	235,520
Capital Markets - 3.80%
Affiliated Managers Group, Inc.	7,145	609,969
Cowen, Inc. - Class A (a)	25,200	386,064
		996,033
Chemicals - 0.39%
Livent Corp. (a)	13,185	102,843
Commercial Services & Supplies - 0.55%
ACCO Brands Corp.	15,807	144,634
Construction & Engineering - 0.67%
AECOM (a)	4,025	174,403
Consumer Finance - 2.22%
Green Dot Corp. - Class A (a)	24,475	581,526
Electronic Equipment, Instruments & Components - 2.70%
II-VI, Inc. (a)	24,180	705,814
Entertainment - 0.34%
Glu Mobile, Inc. (a)	16,040	88,701
Food & Staples Retailing - 1.22%
The Andersons, Inc.	13,841	319,727
Food Products - 0.68%
The Hain Celestial Group, Inc. (a)	7,205	178,108
Health Care Providers & Services - 9.51%
Magellan Health, Inc. (a)	17,610	1,368,825
Tivity Health, Inc. (a)	49,535	1,121,968
		2,490,793
Hotels, Restaurants & Leisure - 6.88%
Bloomin' Brands, Inc.	18,520	445,406
Dave & Buster's Entertainment, Inc.	12,370	497,027
The Cheesecake Factory, Inc.	19,685	858,463
		1,800,896
Insurance - 14.06%
American Equity Investment Life Holding Co.	42,735	1,270,084
CNO Financial Group, Inc.	70,385	1,275,376
National General Holdings Corp.	53,255	1,133,799
		3,679,259
Machinery - 1.72%
Astec Industries, Inc.	3,305	123,805
L.B. Foster Co. - Class A (a)	6,984	132,277
REV Group, Inc.	14,930	194,090
		450,172

Metals & Mining - 6.59%
B2Gold Corp. (b)	76,900	282,992
Century Aluminum Co. (a)	14,360	101,238
Commercial Metals Co.	54,730	1,169,033
Gold Resource Corp.	38,465	171,554
		1,724,817
Oil, Gas & Consumable Fuels - 3.20%
Cimarex Energy Co.	10,535	484,294
Delek US Holdings, Inc.	6,895	236,567
Gulfport Energy Corp. (a)	49,645	117,659
		838,520
Personal Products - 1.72%
Medifast, Inc.	5,115	449,659
Professional Services - 0.53%
ASGN, Inc. (a)	2,060	138,041
Specialty Retail - 2.62%
Urban Outfitters, Inc. (a)	26,680	684,609
Technology Hardware, Storage & Peripherals - 7.98%
NCR Corp. (a)	25,780	846,357
Super Micro Computer, Inc. (a)	58,350	1,242,856
		2,089,213
Textiles, Apparel & Luxury Goods - 0.69%
Skechers U.S.A., Inc. - Class A (a)	4,515	181,593
Trading Companies & Distributors - 1.63%
WESCO International, Inc. (a)	8,105	426,485
TOTAL COMMON STOCKS (Cost $26,242,900)		26,006,461

MONEY MARKET FUND - 0.83%
Fidelity Investment Money Market Funds - Government Portfolio, Institutional Class, 1.540% (c)	217,820	217,820
TOTAL MONEY MARKET FUND (Cost $217,820)		217,820

Total Investments (Cost $26,460,720) - 100.19%		26,224,281
Liabilities in Excess of Other Assets - (0.19)%		(49,901)
TOTAL NET ASSETS - 100.00%		$26,174,380

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of November 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Investments
November 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.58%
Air Freight & Logistics - 0.52%
FedEx Corp.	3,960	$633,798
Banks - 13.69%
Bank of America Corp. (a)(b)	137,740	4,589,496
BankUnited, Inc.	87,135	3,054,953
BB&T Corp.	40,050	2,191,536
JPMorgan Chase & Co. (a)	28,300	3,728,808
Umpqua Holdings Corp.	181,770	2,975,575
		16,540,368
Biotechnology - 5.77%
Amgen, Inc.	15,695	3,683,930
Biogen, Inc. (a)(b)(c)	10,965	3,287,417
		6,971,347
Capital Markets - 3.10%
The Goldman Sachs Group, Inc. (a)(b)	16,910	3,743,029
Construction & Engineering - 2.16%
AECOM (b)(c)	60,250	2,610,632
Containers & Packaging - 2.57%
International Paper Co. (a)(b)	66,970	3,103,390
Diversified Telecommunication Services - 3.24%
CenturyLink, Inc. (b)	270,470	3,919,111
Electric Utilities - 1.95%
Exelon Corp.	53,000	2,353,200
Entertainment - 2.64%
Activision Blizzard, Inc. (b)	58,210	3,191,654
Food Products - 1.76%
The Hain Celestial Group, Inc. (b)(c)	86,156	2,129,777
Health Care Equipment & Supplies - 1.59%
Zimmer Biomet Holdings, Inc. (a)(b)	13,230	1,922,054
Health Care Providers & Services - 4.62%
Centene Corp. (c)	60,500	3,658,435
Laboratory Corp. of America Holdings (a)(b)(c)	11,190	1,927,925
		5,586,360
Household Durables - 5.79%
Mohawk Industries, Inc. (c)	20,430	2,847,329
PulteGroup, Inc. (a)(b)	104,640	4,148,975
		6,996,304
Insurance - 3.45%
CNO Financial Group, Inc.	88,550	1,604,526
MetLife, Inc. (a)	51,430	2,566,871
		4,171,397
Machinery - 1.85%
Caterpillar, Inc.	15,435	2,233,908
Metals & Mining - 1.37%
Rio Tinto PLC - ADR	30,300	1,653,168
Multiline Retail - 3.40%
Kohl's Corp.	36,080	1,696,121
Target Corp. (b)	19,275	2,409,568
		4,105,689
Oil, Gas & Consumable Fuels - 8.95%
BP PLC - ADR	61,855	2,314,614
Kinder Morgan, Inc.	81,180	1,591,940
Marathon Petroleum Corp. (a)	38,660	2,344,343
Occidental Peteroleum Corp.	25,730	992,406
Suncor Energy, Inc. (d)	44,500	1,397,300
Valero Energy Corp.	22,790	2,176,217
		10,816,820

Personal Products - 0.82%
Medifast, Inc.	11,330		996,020
Pharmaceuticals - 1.13%
Allergan PLC (d)	7,400		1,368,556
Semiconductors & Semiconductor Equipment - 4.55%
Broadcom, Inc. (b)	6,780		2,143,904
NXP Semiconductors NV (b)(d)	17,160		1,983,353
Skyworks Solutions, Inc. (b)	14,000		1,376,200
			5,503,457
Software - 0.58%
Oracle Corp. (b)	12,400		696,136
Specialty Retail - 1.77%
Dick's Sporting Goods, Inc. (b)	46,610		2,135,204
Technology Hardware, Storage & Peripherals - 4.20%
NCR Corp. (b)(c)	90,339		2,965,829
NetApp, Inc.	34,910		2,115,197
			5,081,026
Textiles, Apparel & Luxury Goods - 5.11%
PVH Corp.	35,300		3,422,687
Tapestry, Inc.	102,350		2,752,192
			6,174,879
TOTAL COMMON STOCKS (Cost $90,953,890)			104,637,284

PURCHASED OPTIONS - 0.35%	Contracts	Notional Value
EXCHANGE TRADED CALL OPTIONS - 0.17%
CenturyLink, Inc.
Expiration: January, 2020, Exercise Price: $12.000	750	$1,086,750	$200,250
Range Resources Corp.
Expiration: January, 2020, Exercise Price: $10.000	737	257,213	1,843
EXCHANGE TRADED PUT OPTIONS - 0.18%
SPDR S&P 500 ETF Trust
Expiration: December, 2019, Exercise Price: $290.000	41	1,288,671	2,337
Expiration: January, 2020, Exercise Price: $300.000	110	3,457,410	24,200
Expiration: June, 2020, Exercise Price: $300.000	75	2,357,325	73,125
Expiration: December, 2020, Exercise Price: $300.000	75	2,357,325	118,125
TOTAL PURCHASED OPTIONS (Cost $461,746)			419,880

EXCHANGE TRADED FUNDS - 0.50%	Shares
VanEck Vectors Junior Gold Miners ETF	15,800		$602,770
TOTAL EXCHANGE TRADED FUNDS (Cost $591,879)			602,770

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.11%
Equity Real Estate Investment Trusts (REITs) - 1.11%
Outfront Media, Inc.	53,840		1,344,923
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $1,229,620)			1,344,923

MONEY MARKET FUND - 12.41%
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 1.540% (e)	14,999,723		14,999,723
TOTAL MONEY MARKET FUND (Cost $14,999,723)			14,999,723

Total Investments (Cost $108,236,858) - 100.95%			122,004,580
Liabilities in Excess of Other Assets - (0.95)%			(1,145,638)
TOTAL NET ASSETS - 100.00%			$120,858,942

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged as collateral for securities sold short.
(b)	All or a portion of this security may be subject to call options written.
(c)	Non-income producing security.

(d)	Foreign issued security.
(e)	Seven day yield as of November 30, 2019.

Abbreviations:
ADR	American Depositary Receipt
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Securities Sold Short
November 30, 2019 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (16.82)%
COMMON STOCKS - (7.30)%
Auto Components - (0.57)%
Gentex Corp.	(24,140)	$(685,576)
Chemicals - (0.39)%
Valvoline, Inc.	(20,780)	(470,667)
Health Care Equipment & Supplies - (0.39)%
Integra LifeSciences Holdings Corp.	(7,815)	(476,637)
Health Care Providers & Services - (0.46)%
Cardinal Health, Inc.	(10,085)	(554,978)
Hotels, Restaurants & Leisure - (0.57)%
Hilton Worldwide Holdings, Inc.	(6,525)	(685,125)
Household Durables - (0.46)%
Newell Brands, Inc.	(28,895)	(555,362)
Leisure Products - (0.44)%
Polaris, Inc.	(5,435)	(530,999)
Life Sciences Tools & Services - (0.46)%
Charles River Laboratories International, Inc.	(3,800)	(551,950)
Oil, Gas & Consumable Fuels - (0.46)%
Phillips 66	(4,795)	(550,082)
Pharmaceuticals - (0.43)%
Eli Lilly & Co.	(4,410)	(517,513)
Software - (0.41)%
Ceridian HCM Holding, Inc.	(8,185)	(494,047)
Specialty Retail - (0.92)%
Best Buy Co, Inc.	(7,080)	(570,931)
Lowe's Companies, Inc.	(4,660)	(546,665)
		(1,117,596)
Technology Hardware, Storage & Peripherals - (0.86)%
Dell Technologies, Inc.	(10,550)	(511,569)
Hewlett Packard Enterprise Co.	(33,650)	(532,680)
		(1,044,249)
Textiles, Apparel & Luxury Goods - (0.48)%
VF Corp.	(6,615)	(585,692)

TOTAL COMMON STOCKS (Proceeds: $8,565,687)		(8,820,473)

EXCHANGE TRADED FUNDS - (9.52)%
Invesco QQQ Trust Series 1	(8,160)	(1,673,616)
iShares Russell 1000 ETF	(9,815)	(1,711,638)
iShares Russell 1000 Value ETF	(25,150)	(3,372,112)
iShares Russell 2000 ETF	(9,900)	(1,601,523)
iShares Russell 2000 Growth ETF	(15,000)	(3,149,550)

TOTAL EXCHANGE TRADED FUNDS (Proceeds: $10,402,279)		(11,508,439)

Total for Shares Sold Short (Proceeds: $18,967,966)		$(20,328,912)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Options Written
November 30, 2019 (Unaudited)

	Contracts	Notional Value	Value
EXCHANGED TRADED CALL OPTIONS
Activision Blizzard, Inc.
Expiration: January, 2020, Exercise Price: $62.50	(195)	$(1,069,185)	$(4,875)
AECOM
Expiration: December, 2019, Exercise Price: $37.50	(191)	(827,603)	(119,757)
Expiration: December, 2019, Exercise Price: $40.00	(75)	(324,975)	(26,625)
Bank of America Corp.
Expiration: January, 2020, Exercise Price: $30.00	(239)	(796,348)	(81,260)
Expiration: January, 2020, Exercise Price: $31.00	(191)	(636,412)	(49,660)
Biogen, Inc.
Expiration: January, 2020, Exercise Price: $320.00	(19)	(569,639)	(15,694)
Broadcom, Inc.
Expiration: January, 2020, Exercise Price: $310.00	(22)	(695,662)	(33,946)
CenturyLink, Inc.
Expiration: April, 2020, Exercise Price: $16.00	(750)	(1,086,750)	(50,250)
Dick's Sporting Goods, Inc.
Expiration: January, 2020, Exercise Price: $44.00	(160)	(732,960)	(49,600)
International Paper Co.
Expiration: January, 2020, Exercise Price: $45.00	(132)	(611,688)	(31,020)
Laboratory Corp. of America Holdings
Expiration: February, 2020, Exercise Price: $185.00	(36)	(620,244)	(9,630)
NCR Corp.
Expiration: January, 2020, Exercise Price: $36.00	(190)	(623,770)	(6,650)
NXP Semiconductors NV
Expiration: January, 2020, Exercise Price: $120.00	(56)	(647,248)	(15,960)
Oracle Corp.
Expiration: January, 2020, Exercise Price: $57.50	(124)	(696,136)	(14,384)
PulteGroup, Inc.
Expiration: January, 2020, Exercise Price: $34.00	(233)	(923,845)	(134,557)
Expiration: January, 2020, Exercise Price: $36.00	(199)	(789,035)	(78,605)
Expiration: January, 2020, Exercise Price: $38.00	(161)	(638,365)	(40,733)
Skyworks Solutions, Inc.
Expiration: January, 2020, Exercise Price: $90.00	(80)	(786,400)	(79,200)
Expiration: January, 2020, Exercise Price: $105.00	(60)	(589,800)	(9,000)
Target Corp.
Expiration: January, 2020, Exercise Price: $92.50	(65)	(812,565)	(214,013)
Expiration: January, 2020, Exercise Price: $115.00	(57)	(712,557)	(65,949)
Expiration: January, 2020, Exercise Price: $120.00	(70)	(875,070)	(54,250)
The Goldman Sachs Group, Inc.
Expiration: January, 2020, Exercise Price: $230.00	(30)	(664,050)	(9,900)
The Hain Celestial Group, Inc.
Expiration: January, 2020, Exercise Price: $28.00	(220)	(543,840)	(4,400)
Zimmer Biomet Holdings, Inc.
Expiration: December, 2019, Exercise Price: $150.00	(44)	(639,232)	(4,620)
			(1,204,538)
EXCHANGED TRADED PUT OPTIONS
AbbVie, Inc.
Expiration: January, 2020, Exercise Price: $82.50	(148)	(1,298,404)	(20,276)
Activision Blizzard, Inc.
Expiration: January, 2020, Exercise Price: $40.00	(13)	(71,279)	(72)
Amgen, Inc.
Expiration: January, 2020, Exercise Price: $190.00	(31)	(727,632)	(883)
FedEx Corp.
Expiration: December, 2019, Exercise Price: $146.00	(42)	(672,210)	(7,812)
Medifast, Inc.
Expiration: December, 2019, Exercise Price: $90.00	(68)	(597,788)	(34,000)

Nordstrom, Inc.
Expiration: January, 2020, Exercise Price: $25.00	(567)	(2,164,239)	(3,402)
Occidental Petroleum Corp.
Expiration: January, 2020, Exercise Price: $40.00	(153)	(590,121)	(47,430)
PBF Energy, Inc.
Expiration: January, 2020, Exercise Price: $22.00	(410)	(1,283,300)	(8,200)
Prudential Financial, Inc.
Expiration: January, 2020, Exercise Price: $85.00	(84)	(786,408)	(5,334)
PVH Corp.
Expiration: December, 2019, Exercise Price: $80.00	(90)	(872,640)	(900)
Expiration: January, 2020, Exercise Price: $70.00	(100)	(969,600)	(2,000)
Target Corp.
Expiration: January, 2020, Exercise Price: $75.00	(95)	(1,187,595)	(95)
			(130,404)
Total Options Written (Premiums received $1,035,026)			$(1,334,942)

Abbreviations:

NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the  Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Snow Capital Family of Funds (the “Funds”) represents a distinct portfolio with its own investment objective and policies within the Trust. The investment objective of the Snow Capital Long/Short Opportunity Fund is long-term capital appreciation and protection of investment principal. The investment objective of the Snow Capital Small Cap Value Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held. The Trust has designated three classes of Fund shares: Class A, Class C and Institutional Class. The classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus. Class A shares are subject to a contingent deferred sales charge of 0.50% for purchases made at the $1,000,000 breakpoint that are redeemed within twelve months of purchase. Class C shares are subject to a contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus. The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Institutional Class shares are no-load shares. The Snow Capital Long/Short Opportunity Fund became effective and commenced operations on April 28, 2006. The Snow Capital Small Cap Value Fund became effective and commenced operations on November 30, 2010. Costs incurred in connection with the organization, registration and the initial public offering of shares were paid by Snow Capital Management L.P. (the “Adviser”), the Funds’ investment adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by a Fund that is listed on a securities exchange, except those securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or at the latest sale price on the “composite market” for the day such security is being valued. The composite market is defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the security will be priced at fair value in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Any discount or premium is accreted or amortized using the constant yield method until maturity. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds held no Level 3 securities throughout the period ended November 30, 2019. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2019.

	Snow Capital Small Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$26,006,461	$-	$-	$26,006,461
Total Equity	26,006,461	-	-	26,006,461
Money Market Funds	217,820	-	-	217,820
Total Investments in Securities	$26,224,281	$-	$-	$26,224,281

	Snow Capital Long/Short Opportunity Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$104,637,284	$-	$-	$104,637,284
Exchange-Traded Funds	602,770	-	-	602,770
Real Estate Investment Trusts	1,344,923	-	-	1,344,923
Total Equity	106,584,977	-	-	106,584,977
Purchased Options	418,037	1,843	-	419,880
Money Market Funds	14,999,723	-	-	14,999,723
Total Investments in Securities	$122,002,737	$1,843	$-	$122,004,580

Liabilities:
Securities Sold Short(2)	$(20,328,912)	$-	$-	$(20,328,912)
Written Options	(840,476)	(494,466)	-	(1,334,942)
Total Liabilities	$(21,169,388)	$(494,466)	$-	$(21,663,854)

(1) See the Schedules of Investments for industry classifications.
(2) See the Schedule of Securities Sold Short for industry classifications.

The Snow Capital Small Cap Value Fund did not hold derivative instruments during the period presented.

The Snow Capital Long/Short Opportunity Fund used put and call options during the period presented. The Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2019 was as follows:

Snow Capital Long/Short Opportunity Fund
	Asset Derivatives	Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$419,880	Options written, at value	(1,334,942)

Total		$419,880		$(1,334,942)

The effect of derivative instruments on the income for the period March 1, 2019 through November 30, 2019 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(123,818)	$1,251,005	$1,127,187
Total	$(123,818)	$1,251,005	$1,127,187

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(50,730)	$(709,382)	$(760,112)
Total	$(50,730)	$(709,382)	$(760,112)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date  1/27/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date  1/27/2020

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  1/27/2020

* Print the name and title of each signing officer under his or her signature.